STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 3. STOCKHOLDERS’ EQUITY

The total number of authorized shares of our common stock, par value $0.001 per share, was 1,000,000,000 shares. As of March 31, 2025 and December 31, 2024, there were 5,139,704 and 5,121,384 common shares issued and outstanding, respectively.

The total number of authorized shares of our preferred stock, par value $0.001 per share, was 10,000,000. There was no preferred stock outstanding as of March 31, 2025 and December 31, 2024.

During the year ended December 31, 2024 the Company sold 64,337 unregistered shares of its Common Stock to eight private investors for an aggregate of $576,000 ($7.00 - $11.20 per share)

The Company issued 18,320 shares of unregistered shares of its Common Stock for services valued at $115,580 for the three months ended March 31, 2025.

NOTE 3. STOCKHOLDERS’ EQUITY

The total number of authorized shares of our common stock, par value $0.001 per share, was 1,000,000,000 shares. As of December 31, 2024 and 2023, there were 5,121,384 and 3,460,459 common shares issued and outstanding, respectively.

The total number of authorized shares of our preferred stock, par value $0.001 per share, was 10,000,000. There was no preferred stock outstanding as of December 31, 2024 and 2023.

The Company issued 11,961 unregistered shares of its Common Stock valued at $58,221 during the year ended December 31, 2023 as payment for services provided to the Company.

The Company issued 10,715 of restricted securities awards valued at $30,000 during the year ended December 31, 2023 as payment for director compensation services provided to the Company.

During April, May and June, 2023, the Company sold 80,358 unregistered shares of its Common Stock to six private investors in exchange for $225,000 ($2.80 per share).

During August 2023 the Company sold 4,762 unregistered shares of its Common Stock to one private investor for $20,000 ($4.20 per share)

During October, November, and December 2023 the Company sold 38,393 unregistered shares of its Common Stock to three private investor for $167,500 ($4.20-$5.60 per share)

During the year ended December 31, 2024 the Company sold 64,337 unregistered shares of its Common Stock to eight private investors for an aggregate of $576,000 ($7.00 - $11.20 per share)